Reportable Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Reportable segment information

(millions of dollars)	2015
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$7,209	$1,578	$1,916	$631	$5	$11,339
Intersegment transfers		2,736	5	40	(2,781)
Total net sales and intersegment transfers	$7,209	$4,314	$1,921	$671	$(2,776)	$11,339
Segment profit	$1,434	$309	$202	$18		$1,963
Interest expense					$(62)	(62)
Administrative expenses and other					(352)	(352)
Income before income taxes	$1,434	$309	$202	$18	$(414)	$1,549
Reportable segment margins	19.9%	7.2%	10.5%	2.7%
Identifiable assets	$1,685	$1,925	$814	$352	$1,016	$5,792
Capital expenditures	119	61	21	14	19	234
Depreciation	64	47	25	8	26	170

	2014
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$6,852	$1,421	$2,081	$771	$5	$11,130
Intersegment transfers		2,745	8	40	(2,793)
Total net sales and intersegment transfers	$6,852	$4,166	$2,089	$811	$(2,788)	$11,130
Segment profit	$1,201	$253	$201	$40		$1,695
Interest expense					$(64)	(64)
Administrative expenses and other					(373)	(373)
Income before income taxes	$1,201	$253	$201	$40	$(437)	$1,258
Reportable segment margins	17.5%	6.1%	9.6%	4.9%
Identifiable assets	$1,602	$1,883	$874	$427	$920	$5,706
Capital expenditures	87	45	16	8	45	201
Depreciation	58	48	28	9	26	169

	2013
	Paint Stores Group	Consumer Group	Global Finishes Group	Latin America Coatings Group	Administrative	Consolidated Totals
Net external sales	$6,002	$1,342	$2,005	$832	$5	$10,186
Intersegment transfers		2,409	9	39	(2,457)
Total net sales and intersegment transfers	$6,002	$3,751	$2,014	$871	$(2,452)	$10,186
Segment profit	$991	$242	$170	$39		$1,442
Interest expense					$(63)	(63)
Administrative expenses and other					(293)	(293)
Income before income taxes	$991	$242	$170	$39	$(356)	$1,086
Reportable segment margins	16.5%	6.5%	8.4%	4.5%
Identifiable assets	$1,668	$1,762	$964	$485	$1,504	$6,383
Capital expenditures	73	40	15	7	32	167
Depreciation	55	45	29	10	20	159